UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Common Stocks 97.9%
Australia 6.8%
AGL Energy Ltd.	2,489	45,639
Alumina Ltd.	10,007	17,295
Amcor Ltd.	4,625	55,352
AMP Ltd.	11,662	44,193
APA Group (Units)	4,717	30,913
Aristocrat Leisure Ltd.	2,303	38,100
ASX Ltd.	767	31,590
Aurizon Holdings Ltd.	8,131	31,275
AusNet Services (Units)	8,476	11,236
Australia & New Zealand Banking Group Ltd.	11,821	275,121
Bank of Queensland Ltd.	1,515	15,457
Bendigo & Adelaide Bank Ltd.	1,941	17,698
BGP Holdings PLC*	328,818	6,801
BHP Billiton Ltd.	12,929	261,426
BHP Billiton PLC	8,548	150,499
BlueScope Steel Ltd.	2,282	19,675
Boral Ltd.	4,763	25,362
Brambles Ltd.	6,634	46,903
Caltex Australia Ltd.	1,030	25,988
Challenger Ltd.	2,308	22,590
CIMIC Group Ltd.	372	12,901
Coca-Cola Amatil Ltd.	2,236	13,545
Cochlear Ltd.	236	29,502
Commonwealth Bank of Australia	6,969	412,043
Computershare Ltd.	1,841	20,877
Crown Resorts Ltd.	1,786	15,848
CSL Ltd.	1,847	194,155
Dexus (REIT)	4,135	30,855
Domino's Pizza Enterprises Ltd. Series L	297	10,679
Flight Centre Travel Group Ltd.	196	6,916
Fortescue Metals Group Ltd.	6,663	26,959
Goodman Group (REIT)	7,377	47,772
GPT Group (REIT)	7,491	29,196
Harvey Norman Holdings Ltd.	2,514	7,658
Healthscope Ltd.	6,640	8,718
Incitec Pivot Ltd.	6,605	18,655
Insurance Australia Group Ltd.	9,884	49,386
LendLease Group (Units)	2,316	32,604
Macquarie Group Ltd.	1,264	90,382
Medibank Private Ltd.	11,126	25,450
Mirvac Group (REIT) (Units)	15,529	27,965
National Australia Bank Ltd.	10,770	266,823
Newcrest Mining Ltd.	3,061	50,338
Oil Search Ltd.	5,813	31,902
Orica Ltd.	1,514	23,471
Origin Energy Ltd.*	7,089	41,569
Qantas Airways Ltd.	2,198	10,056
QBE Insurance Group Ltd.	5,728	45,081
Ramsay Health Care Ltd.	603	29,535
REA Group Ltd.	238	12,512
Santos Ltd.*	7,556	23,786
Scentre Group (REIT)	20,336	62,752
SEEK Ltd.	1,282	16,689
Sonic Healthcare Ltd.	1,648	27,070
South32 Ltd.	21,594	55,686
Stockland (REIT) (Units)	9,585	32,367
Suncorp Group Ltd.	5,361	54,909
Sydney Airport (Units)	4,456	24,900
TABCORP Holdings Ltd.	3,151	10,558
Tatts Group Ltd.	5,126	16,003
Telstra Corp., Ltd.	17,139	46,923
TPG Telecom Ltd.	1,864	7,133
Transurban Group (Units)	7,977	74,446
Treasury Wine Estates Ltd.	3,098	33,279
Vicinity Centres (REIT)	14,429	30,142
Wesfarmers Ltd.	4,553	147,511
Westfield Corp. (REIT)	8,291	51,101
Westpac Banking Corp.	13,519	339,071
Woodside Petroleum Ltd.	3,034	68,983
Woolworths Ltd.	5,193	102,753
(Cost $1,864,176)		4,022,528
Austria 0.2%
Andritz AG	284	16,384
Erste Group Bank AG*	1,239	53,622
OMV AG	592	34,544
Raiffeisen Bank International AG*	594	19,880
Voestalpine AG	454	23,173
(Cost $61,698)		147,603
Belgium 1.2%
Ageas	748	35,173
Anheuser-Busch InBev SA	3,074	368,157
Colruyt SA	278	14,245
Groupe Bruxelles Lambert SA	343	36,121
KBC Group NV	1,012	85,943
Proximus SA	606	20,894
Solvay SA	295	44,105
Telenet Group Holding NV*	215	14,229
UCB SA	502	35,777
Umicore SA	386	32,006
(Cost $222,287)		686,650
China 0.0%
Yangzijiang Shipbuilding Holdings Ltd. (Cost $7,047)	10,600	11,208
Denmark 1.8%
A P Moller-Maersk AS "A"	16	29,448
A P Moller-Maersk AS "B"	27	51,338
Carlsberg AS "B"	445	48,770
Chr Hansen Holding AS	403	34,613
Coloplast AS "B"	492	39,974
Danske Bank AS	3,009	120,608
DONG Energy AS 144A	678	38,871
DSV AS	792	60,022
Genmab AS*	240	53,110
H. Lundbeck AS	304	17,566
ISS AS	703	28,311
Novo Nordisk AS ''B"	7,510	360,259
Novozymes AS "B"	893	45,889
Pandora AS	406	40,241
TDC AS	3,174	18,611
Tryg AS	530	12,248
Vestas Wind Systems AS	862	77,502
William Demant Holding AS*	457	12,081
(Cost $387,203)		1,089,462
Finland 1.0%
Elisa Oyj	570	24,550
Fortum Oyj	1,860	37,160
Kone Oyj "B"	1,361	72,169
Metso Oyj	458	16,813
Neste Oyj	504	22,025
Nokia Oyj (a)	22,044	133,104
Nokia Oyj (a)	1,448	8,732
Nokian Renkaat Oyj	485	21,592
Orion Oyj "B"	421	19,525
Sampo Oyj "A"	1,792	94,834
Stora Enso Oyj "R"	2,261	31,977
UPM-Kymmene Oyj	2,136	57,969
Wartsila Oyj	616	43,628
(Cost $218,711)		584,078
France 10.3%
Accor SA	771	38,383
Aeroports de Paris	126	20,358
Air Liquide SA	1,574	210,298
Airbus SE	2,357	224,344
Alstom SA	666	28,308
Arkema	283	34,742
Atos SE	378	58,720
AXA SA	7,896	239,054
BNP Paribas SA	4,521	365,420
Bollore SA	3,653	18,278
Bouygues SA	888	42,209
Bureau Veritas SA	1,067	27,559
Capgemini SE	643	75,511
Carrefour SA	2,381	48,214
Casino Guichard-Perrachon SA	222	13,178
Cie Generale des Etablissements Michelin	686	100,215
CNP Assurances	693	16,260
Compagnie de Saint-Gobain	1,984	118,506
Credit Agricole SA	4,576	83,380
DANONE SA	2,397	188,373
Dassault Aviation SA	10	16,177
Dassault Systemes SE	535	54,184
Edenred	939	25,544
Eiffage SA	294	30,479
Electricite de France SA	2,177	26,510
Engie SA	7,373	125,530
Essilor International SA	832	103,241
Eurazeo SA	171	15,290
Eutelsat Communications SA	771	22,869
Fonciere des Regions (REIT)	128	13,312
Gecina SA (REIT)	192	31,154
Groupe Eurotunnel SE (Registered)	1,845	22,261
Hermes International	127	64,083
Icade (REIT)	151	13,494
Iliad SA	107	28,462
Imerys SA	135	12,201
Ingenico Group SA	232	22,022
Ipsen SA	147	19,577
JC Decaux SA	343	12,864
Kering	300	119,683
Klepierre SA (REIT)	933	36,660
L'Oreal SA	1,017	216,352
Lagardere SCA	490	16,414
Legrand SA	1,065	76,995
LVMH Moet Hennessy Louis Vuitton SE	1,128	312,584
Natixis SA	3,756	30,118
Orange SA	7,994	131,205
Pernod Ricard SA	847	117,247
Peugeot SA	2,057	49,077
Publicis Groupe	848	59,310
Remy Cointreau SA	98	11,633
Renault SA	710	69,937
Rexel SA	1,323	22,938
Safran SA	1,248	127,621
Sanofi	4,569	454,986
Schneider Electric SE (a)	350	30,328
Schneider Electric SE (a)	1,933	168,548
SCOR SE	706	29,640
SEB SA	87	15,965
Societe BIC SA	128	15,350
Societe Generale SA	3,098	181,549
Sodexo SA	388	48,443
Suez	1,506	27,521
Thales SA	436	49,385
TOTAL SA	9,363	503,088
Unibail-Rodamco SE (REIT) (a)	216	52,526
Unibail-Rodamco SE (REIT) (a)	177	43,113
Valeo SA	957	71,222
Veolia Environnement	1,940	44,893
VINCI SA	2,032	193,357
Vivendi SA	4,049	102,671
Wendel	110	17,825
Zodiac Aerospace	841	24,353
(Cost $2,752,726)		6,083,101
Germany 9.1%
adidas AG	760	172,259
Allianz SE (Registered)	1,846	414,997
Axel Springer SE	198	12,746
BASF SE	3,711	395,705
Bayer AG (Registered)	3,332	454,934
Bayerische Motoren Werke (BMW) AG	1,322	134,264
Beiersdorf AG	417	44,890
Brenntag AG	613	34,216
Commerzbank AG*	4,081	55,639
Continental AG	435	110,665
Covestro AG 144A	452	38,977
Daimler AG (Registered)	3,877	309,628
Deutsche Bank AG (Registered) (b)	8,273	143,559
Deutsche Boerse AG	774	83,979
Deutsche Lufthansa AG (Registered)	941	26,176
Deutsche Post AG (Registered)	3,930	175,152
Deutsche Telekom AG (Registered)	13,239	247,409
Deutsche Wohnen SE	1,445	61,453
E.ON SE	8,896	100,859
Evonik Industries AG	686	24,559
Fraport AG	164	15,597
Fresenius Medical Care AG & Co. KGaA	862	84,415
Fresenius SE & Co. KGaA	1,669	134,867
GEA Group AG	729	33,245
Hannover Rueck SE	248	29,903
HeidelbergCement AG	597	61,512
Henkel AG & Co. KGaA	424	51,623
HOCHTIEF AG	89	15,032
HUGO BOSS AG	262	23,114
Infineon Technologies AG	4,604	116,210
Innogy SE 144A	556	24,808
K+S AG (Registered)	748	20,392
KION Group AG	285	27,329
LANXESS AG	374	29,551
Linde AG	747	155,952
MAN SE	144	16,246
Merck KGaA	516	57,482
METRO AG*	720	15,526
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	612	131,037
OSRAM Licht AG	353	28,180
ProSiebenSat.1 Media SE	953	32,564
RWE AG*	2,089	47,597
SAP SE	3,964	435,110
Siemens AG (Registered)	3,090	436,146
Symrise AG	494	37,603
Telefonica Deutschland Holding AG	3,069	17,250
ThyssenKrupp AG	1,759	52,199
TUI AG	1,870	31,758
United Internet AG (Registered)	502	31,321
Volkswagen AG	136	23,042
Vonovia SE	1,915	81,610
Zalando SE 144A*	441	22,136
(Cost $2,291,839)		5,362,423
Hong Kong 3.3%
AIA Group Ltd.	48,681	360,529
ASM Pacific Technology Ltd.	1,100	15,906
Bank of East Asia Ltd.	4,743	20,519
BOC Hong Kong (Holdings) Ltd.	15,321	74,538
CK Asset Holdings Ltd.	10,348	85,775
CK Hutchison Holdings Ltd.	10,848	138,864
CK Infrastructure Holdings Ltd.	2,500	21,547
CLP Holdings Ltd.	6,774	69,526
First Pacific Co., Ltd.	10,000	7,987
Galaxy Entertainment Group Ltd.	9,497	67,100
Hang Lung Group Ltd.	4,000	14,414
Hang Lung Properties Ltd.	9,000	21,402
Hang Seng Bank Ltd.	3,100	75,640
Henderson Land Development Co., Ltd.	4,888	32,461
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	11,991	10,952
HKT Trust & HKT Ltd. "SS", (Units)	16,920	20,594
Hong Kong & China Gas Co., Ltd.	34,395	64,698
Hong Kong Exchanges & Clearing Ltd.	4,713	127,084
Hongkong Land Holdings Ltd.	4,300	30,959
Hysan Development Co., Ltd.	2,773	13,062
I-CABLE Communications Ltd.*	5,743	191
Jardine Matheson Holdings Ltd.	900	57,001
Jardine Strategic Holdings Ltd.	900	38,868
Kerry Properties Ltd.	3,000	12,432
Li & Fung Ltd.	22,240	11,189
Link (REIT)	9,153	74,220
Melco Resorts & Entertainment Ltd. (ADR)	967	23,324
MGM China Holdings Ltd.	3,897	9,361
MTR Corp., Ltd.	5,770	33,722
New World Development Co., Ltd.	24,350	35,050
NWS Holdings Ltd.	6,991	13,670
PCCW Ltd.	19,000	10,304
Power Assets Holdings Ltd.	5,500	47,585
Shangri-La Asia Ltd.	6,000	11,146
Sino Land Co., Ltd.	12,637	22,226
SJM Holdings Ltd.	8,000	7,340
Sun Hung Kai Properties Ltd.	5,688	92,625
Swire Pacific Ltd. "A"	2,000	19,445
Swire Properties Ltd.	4,800	16,296
Techtronic Industries Co., Ltd.	5,499	29,507
WH Group Ltd. 144A	32,259	34,359
Wharf Holdings Ltd.	4,750	42,403
Wheelock & Co., Ltd.	3,000	21,152
Yue Yuen Industrial (Holdings) Ltd.	3,500	13,358
(Cost $917,595)		1,950,331
Ireland 1.0%
Bank of Ireland Group PLC*	3,875	31,663
CRH PLC (a)	2,882	109,703
CRH PLC (a)	503	19,212
DCC PLC	353	34,285
Experian PLC	3,665	73,538
James Hardie Industries SE (CDI)	1,868	26,026
Kerry Group PLC "A" (a)	534	51,604
Kerry Group PLC "A" (a)	112	10,764
Paddy Power Betfair PLC	341	33,978
Shire PLC	3,671	186,530
(Cost $353,838)		577,303
Israel 0.5%
Azrieli Group Ltd.	194	10,771
Bank Hapoalim BM	4,482	31,374
Bank Leumi Le-Israel BM	6,077	32,294
Bezeq Israeli Telecommunication Corp., Ltd.	9,210	13,167
Check Point Software Technologies Ltd.*	531	60,545
Elbit Systems Ltd.	91	13,365
Frutarom Industries Ltd.	152	11,712
Israel Chemicals Ltd.	2,347	10,414
Israel Discount Bank "A"*	1	2
Mizrahi Tefahot Bank Ltd.	641	11,491
Nice Ltd.	237	18,926
Taro Pharmaceutical Industries Ltd.*	37	4,169
Teva Pharmaceutical Industries Ltd. (ADR)	3,779	66,510
(Cost $329,260)		284,740
Italy 2.1%
Assicurazioni Generali SpA	5,009	93,508
Atlantia SpA	1,822	57,562
Enel SpA	32,975	198,657
Eni SpA	10,236	169,541
Ferrari NV (a)	324	35,796
Ferrari NV (a)	189	20,917
Intesa Sanpaolo (RSP)	3,841	12,768
Intesa Sanpaolo SpA	51,240	181,712
Leonardo SpA	1,629	30,550
Luxottica Group SpA	674	37,727
Mediobanca SpA	2,247	24,141
Poste Italiane SpA 144A	2,089	15,392
Prysmian SpA	813	27,482
Recordati SpA	409	18,857
Saipem SpA*	2,169	9,376
Snam SpA	9,283	44,748
Telecom Italia SpA*	47,718	44,833
Telecom Italia SpA (RSP)	23,560	17,755
Terna - Rete Elettrica Nationale SpA	5,888	34,437
UniCredit SpA*	8,066	172,178
UnipolSai Assicurazioni SpA	4,660	10,899
(Cost $751,486)		1,258,836
Japan 22.7%
ABC-Mart, Inc.	100	5,280
Acom Co., Ltd.*	1,500	5,822
Aeon Co., Ltd.	2,500	36,983
AEON Financial Service Co., Ltd.	530	11,081
AEON Mall Co., Ltd.	500	8,909
Air Water, Inc.	553	10,213
Aisin Seiki Co., Ltd.	700	36,914
Ajinomoto Co., Inc.	2,100	41,058
Alfresa Holdings Corp.	700	12,816
Alps Electric Co., Ltd.	800	21,250
Amada Holdings Co., Ltd.	1,500	16,484
ANA Holdings, Inc.	500	18,949
Aozora Bank Ltd.	500	19,044
Asahi Glass Co., Ltd.	800	29,689
Asahi Group Holdings Ltd.	1,600	64,826
Asahi Kasei Corp.	5,000	61,631
ASICS Corp.	600	8,949
Astellas Pharma, Inc.	8,500	108,193
Bandai Namco Holdings, Inc.	850	29,214
Benesse Holdings, Inc.	300	10,829
Bridgestone Corp.	2,600	117,992
Brother Industries Ltd.	1,000	23,322
Calbee, Inc.	300	10,553
Canon, Inc.	4,200	143,768
Casio Computer Co., Ltd.	900	12,669
Central Japan Railway Co.	600	105,307
Chubu Electric Power Co., Inc.	2,600	32,286
Chugai Pharmaceutical Co., Ltd.	900	37,417
Chugoku Electric Power Co., Inc.	1,200	12,752
Coca-Cola Bottlers Japan, Inc.	500	16,253
Concordia Financial Group Ltd.	4,800	23,748
Credit Saison Co., Ltd.	700	14,540
CYBERDYNE, Inc.*	400	5,335
Dai Nippon Printing Co., Ltd.	1,000	23,956
Dai-ichi Life Holdings, Inc.	4,300	77,295
Daicel Corp.	1,000	12,054
Daiichi Sankyo Co., Ltd.	2,300	51,904
Daikin Industries Ltd.	1,000	101,399
Daito Trust Construction Co., Ltd.	300	54,670
Daiwa House Industry Co., Ltd.	2,200	76,114
Daiwa House REIT Investment Corp. (REIT)	5	11,964
Daiwa Securities Group, Inc.	6,000	34,039
DeNA Co., Ltd.	500	11,209
Denso Corp.	1,900	96,119
Dentsu, Inc.	900	39,536
Disco Corp.	100	20,395
Don Quijote Holdings Co., Ltd.	500	18,720
East Japan Railway Co.	1,339	123,714
Eisai Co., Ltd.	1,000	51,334
Electric Power Development Co., Ltd.	600	15,083
FamilyMart UNY Holdings Co., Ltd.	300	15,819
FANUC Corp.	800	162,162
Fast Retailing Co., Ltd.	200	58,984
Fuji Electric Co., Ltd.	2,000	11,101
Fujifilm Holdings Corp.	1,700	66,102
Fujitsu Ltd.	8,000	59,507
Fukuoka Financial Group, Inc.	3,000	13,893
Hakuhodo Dy Holdings, Inc.	1,000	13,167
Hamamatsu Photonics KK	600	18,144
Hankyu Hanshin Holdings, Inc.	1,000	37,968
Hikari Tsushin, Inc.	100	12,550
Hino Motors Ltd.	1,200	14,710
Hirose Electric Co., Ltd.	100	14,092
Hisamitsu Pharmaceutical Co., Inc.	200	9,619
Hitachi Chemical Co., Ltd.	400	10,980
Hitachi Construction Machinery Co., Ltd.	500	14,822
Hitachi High-Technologies Corp.	300	10,883
Hitachi Ltd.	20,000	141,100
Hitachi Metals Ltd.	1,000	13,936
Honda Motor Co., Ltd.	7,000	207,017
Hoshizaki Corp.	200	17,596
Hoya Corp.	1,600	86,548
Hulic Co., Ltd.	1,200	11,773
Idemitsu Kosan Co., Ltd.	600	16,935
IHI Corp.	600	21,545
Iida Group Holdings Co., Ltd.	700	12,490
INPEX Corp.	3,900	41,330
Isetan Mitsukoshi Holdings Ltd.	1,320	13,781
Isuzu Motors Ltd.	2,100	27,793
Itochu Corp.	5,900	96,762
J. Front Retailing Co., Ltd.	1,000	13,828
Japan Airlines Co., Ltd.	500	16,926
Japan Airport Terminal Co., Ltd.	200	7,136
Japan Exchange Group, Inc.	2,200	38,976
Japan Post Bank Co., Ltd.	1,700	21,008
Japan Post Holdings Co., Ltd.	6,300	74,424
Japan Prime Realty Investment Corp. (REIT)	3	10,016
Japan Real Estate Investment Corp. (REIT)	5	24,023
Japan Retail Fund Investment Corp. (REIT)	11	19,740
Japan Tobacco, Inc.	4,400	144,076
JFE Holdings, Inc.	2,125	41,574
JGC Corp.	800	12,952
JSR Corp.	800	15,220
JTEKT Corp.	900	12,470
JXTG Holdings, Inc.	12,450	64,062
Kajima Corp.	3,000	29,860
Kakaku.com, Inc.	700	8,926
Kamigumi Co., Ltd.	500	11,586
Kaneka Corp.	1,000	7,778
Kansai Electric Power Co., Inc.	2,900	37,130
Kansai Paint Co., Ltd.	900	22,684
Kao Corp.	2,000	117,902
Kawasaki Heavy Industries Ltd.	600	19,899
KDDI Corp.	7,300	192,720
Keihan Holdings Co., Ltd.	400	11,712
Keikyu Corp.	1,000	20,290
Keio Corp.	400	16,494
Keisei Electric Railway Co., Ltd.	600	16,616
Keyence Corp.	400	212,843
Kikkoman Corp.	600	18,452
Kintetsu Group Holdings Co., Ltd.	1,590	59,181
Kirin Holdings Co., Ltd.	3,400	80,079
Kobe Steel Ltd.	1,200	13,744
Koito Manufacturing Co., Ltd.	458	28,797
Komatsu Ltd.	3,700	105,037
Konami Holdings Corp.	400	19,250
Konica Minolta, Inc.	2,100	17,258
Kose Corp.	100	11,474
Kubota Corp.	4,300	78,172
Kuraray Co., Ltd.	1,500	28,050
Kurita Water Industries Ltd.	400	11,571
Kyocera Corp.	1,300	80,830
Kyowa Hakko Kirin Co., Ltd.	1,110	18,923
Kyushu Electric Power Co., Inc.	1,900	20,203
Kyushu Financial Group, Inc.	1,600	9,852
Kyushu Railway Co.	700	20,833
Lawson, Inc.	200	13,255
LINE Corp.*	200	7,249
Lion Corp.	1,000	18,268
LIXIL Group Corp.	1,048	27,829
M3, Inc.	900	25,700
Mabuchi Motor Co., Ltd.	200	10,013
Makita Corp.	900	36,333
Marubeni Corp.	6,800	46,507
Marui Group Co., Ltd.	900	12,933
Maruichi Steel Tube Ltd.	200	5,828
Mazda Motor Corp.	2,400	36,728
McDonald's Holdings Co. (Japan), Ltd.	300	13,280
Mebuki Financial Group, Inc.	4,000	15,487
Medipal Holdings Corp.	800	13,897
MEIJI Holdings Co., Ltd.	500	39,658
Minebea Mitsumi, Inc.	1,500	23,505
Miraca Holdings, Inc.	207	9,638
MISUMI Group, Inc.	1,100	29,028
Mitsubishi Chemical Holdings Corp.	5,900	56,279
Mitsubishi Corp.	6,000	139,718
Mitsubishi Electric Corp.	7,700	120,416
Mitsubishi Estate Co., Ltd.	5,100	88,701
Mitsubishi Gas Chemical Co., Inc.	700	16,422
Mitsubishi Heavy Industries Ltd.	1,300	51,439
Mitsubishi Materials Corp.	500	17,320
Mitsubishi Motors Corp.	2,900	22,718
Mitsubishi Tanabe Pharma Corp.	900	20,679
Mitsubishi UFJ Financial Group, Inc.	48,700	316,909
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	11,141
Mitsui & Co., Ltd.	6,800	100,578
Mitsui Chemicals, Inc.	800	24,339
Mitsui Fudosan Co., Ltd.	3,600	78,139
Mitsui O.S.K Lines Ltd.	500	15,168
Mixi, Inc.	200	9,667
Mizuho Financial Group, Inc.	97,390	170,773
MS&AD Insurance Group Holdings, Inc.	1,900	61,277
Murata Manufacturing Co., Ltd.	800	117,825
Nabtesco Corp.	425	15,831
Nagoya Railroad Co., Ltd.	800	17,246
NEC Corp.	1,090	29,576
Nexon Co., Ltd.*	800	20,920
NGK Insulators Ltd.	1,000	18,739
NGK Spark Plug Co., Ltd.	700	14,925
NH Foods Ltd.	1,000	27,522
Nidec Corp.	1,000	122,990
Nikon Corp.	1,400	24,290
Nintendo Co., Ltd.	400	148,116
Nippon Building Fund, Inc. (REIT)	5	24,911
Nippon Electric Glass Co., Ltd.	300	11,634
Nippon Express Co., Ltd.	300	19,559
Nippon Paint Holdings Co., Ltd.	700	23,786
Nippon Prologis REIT, Inc. (REIT)	8	16,848
Nippon Steel & Sumitomo Metal Corp.	3,100	71,310
Nippon Telegraph & Telephone Corp.	2,776	127,272
Nippon Yusen Kabushiki Kaisha*	600	12,480
Nissan Chemical Industries Ltd.	500	17,592
Nissan Motor Co., Ltd.	9,300	92,063
Nisshin Seifun Group, Inc.	900	15,083
Nissin Foods Holdings Co., Ltd.	200	12,161
Nitori Holdings Co., Ltd.	300	42,972
Nitto Denko Corp.	700	58,472
NOK Corp.	400	8,966
Nomura Holdings, Inc.	14,500	81,401
Nomura Real Estate Holdings, Inc.	500	10,662
Nomura Real Estate Master Fund, Inc. (REIT)	15	19,487
Nomura Research Institute Ltd.	500	19,522
NSK Ltd.	1,300	17,604
NTT Data Corp.	2,400	25,702
NTT DoCoMo, Inc.	5,500	125,694
Obayashi Corp.	2,700	32,417
Obic Co., Ltd.	300	18,916
Odakyu Electric Railway Co., Ltd.	1,200	22,780
Oji Holdings Corp.	3,000	16,184
Olympus Corp.	1,200	40,657
Omron Corp.	800	40,779
Ono Pharmaceutical Co., Ltd.	1,500	34,123
Oracle Corp.	100	7,858
Oriental Land Co., Ltd.	900	68,638
ORIX Corp.	5,300	85,577
Osaka Gas Co., Ltd.	1,600	29,791
Otsuka Corp.	200	12,828
Otsuka Holdings KK	1,622	64,497
Panasonic Corp.	8,914	129,396
Park24 Co., Ltd.	500	12,176
Pola Orbis Holdings, Inc.	400	12,112
Rakuten, Inc.	3,800	41,421
Recruit Holdings Co., Ltd.	4,500	97,606
Renesas Electronics Corp.*	2,000	21,840
Resona Holdings, Inc.	8,900	45,787
Ricoh Co., Ltd.	2,800	27,237
Rinnai Corp.	100	8,572
ROHM Co., Ltd.	400	34,367
Ryohin Keikaku Co., Ltd.	100	29,490
Sankyo Co., Ltd.	200	6,388
Santen Pharmaceutical Co., Ltd.	1,600	25,238
SBI Holdings, Inc.	944	14,236
Secom Co., Ltd.	800	58,289
Sega Sammy Holdings, Inc.	700	9,783
Seibu Holdings, Inc.	700	11,968
Seiko Epson Corp.	1,200	29,076
Sekisui Chemical Co., Ltd.	1,700	33,509
Sekisui House Ltd.	2,400	40,545
Seven & I Holdings Co., Ltd.	3,000	115,974
Seven Bank Ltd.	2,600	9,396
Sharp Corp.*	600	18,120
Shimadzu Corp.	1,100	21,678
Shimamura Co., Ltd.	100	11,999
Shimano, Inc.	300	39,992
Shimizu Corp.	2,200	24,412
Shin-Etsu Chemical Co., Ltd.	1,600	143,136
Shinsei Bank Ltd.	700	11,227
Shionogi & Co., Ltd.	1,200	65,616
Shiseido Co., Ltd.	1,500	60,178
Showa Shell Sekiyu KK	900	10,349
SMC Corp.	200	70,730
SoftBank Group Corp.	3,300	267,692
Sohgo Security Services Co., Ltd.	300	13,769
Sompo Holdings, Inc.	1,400	54,535
Sony Corp.	5,100	190,782
Sony Financial Holdings, Inc.	700	11,496
Stanley Electric Co., Ltd.	600	20,589
Start Today Co., Ltd.	700	22,386
Subaru Corp.	2,482	89,483
Sumitomo Chemical Co., Ltd.	6,000	37,441
Sumitomo Corp.	4,800	69,155
Sumitomo Dainippon Pharma Co., Ltd.	600	7,807
Sumitomo Electric Industries Ltd.	3,000	49,199
Sumitomo Heavy Industries Ltd.	400	16,074
Sumitomo Metal Mining Co., Ltd.	1,000	32,159
Sumitomo Mitsui Financial Group, Inc.	5,391	207,363
Sumitomo Mitsui Trust Holdings, Inc.	1,310	47,344
Sumitomo Realty & Development Co., Ltd.	1,000	30,313
Sumitomo Rubber Industries Ltd.	700	12,840
Sundrug Co., Ltd.	300	12,448
Suntory Beverage & Food Ltd.	600	26,736
Suzuken Co., Ltd.	300	10,671
Suzuki Motor Corp.	1,400	73,577
Sysmex Corp.	600	38,343
T&D Holdings, Inc.	2,300	33,442
Taiheiyo Cement Corp.	500	19,358
Taisei Corp.	800	41,976
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,591
Taiyo Nippon Sanso Corp.	600	7,106
Takashimaya Co., Ltd.	1,000	9,375
Takeda Pharmaceutical Co., Ltd.	2,900	160,426
TDK Corp.	500	34,040
Teijin Ltd.	800	15,783
Terumo Corp.	1,300	51,133
The Bank of Kyoto Ltd.	200	10,186
The Chiba Bank Ltd.	3,000	21,486
The Chugoku Bank Ltd.	700	9,598
The Hachijuni Bank Ltd.	1,958	12,255
The Hiroshima Bank Ltd.	1,000	8,109
The Shizuoka Bank Ltd.	2,000	18,007
The Suruga Bank Ltd.	700	15,097
THK Co., Ltd.	500	17,075
Tobu Railway Co., Ltd.	800	21,975
Toho Co., Ltd.	500	17,449
Toho Gas Co., Ltd.	200	5,853
Tohoku Electric Power Co., Inc.	1,900	24,176
Tokio Marine Holdings, Inc.	2,700	105,753
Tokyo Electric Power Co. Holdings, Inc.*	5,800	23,447
Tokyo Electron Ltd.	600	92,618
Tokyo Gas Co., Ltd.	1,600	39,223
Tokyo Tatemono Co., Ltd.	800	10,239
Tokyu Corp.	2,200	31,173
Tokyu Fudosan Holdings Corp.	2,300	13,888
Toppan Printing Co., Ltd.	2,000	19,854
Toray Industries, Inc.	6,100	59,210
Toshiba Corp.*	16,000	44,878
Tosoh Corp.	1,000	22,557
TOTO Ltd.	600	25,293
Toyo Seikan Kaisha Ltd.	600	10,028
Toyo Suisan Kaisha Ltd.	400	14,707
Toyoda Gosei Co., Ltd.	300	7,098
Toyota Industries Corp.	700	40,287
Toyota Motor Corp.	10,500	626,303
Toyota Tsusho Corp.	900	29,585
Trend Micro, Inc.	500	24,641
Tsuruha Holdings, Inc.	100	11,974
Unicharm Corp.	1,700	38,952
United Urban Investment Corp. (REIT)	12	17,565
USS Co., Ltd.	900	18,181
West Japan Railway Co.	700	48,718
Yahoo! Japan Corp.	6,000	28,536
Yakult Honsha Co., Ltd.	400	28,843
Yamada Denki Co., Ltd.	2,500	13,679
Yamaguchi Financial Group, Inc.	1,000	11,724
Yamaha Corp.	700	25,853
Yamaha Motor Co., Ltd.	1,100	32,934
Yamato Holdings Co., Ltd.	1,500	30,232
Yamazaki Baking Co., Ltd.	600	10,837
Yaskawa Electric Corp.	1,000	31,785
Yokogawa Electric Corp.	900	15,326
Yokohama Rubber Co., Ltd.	550	11,346
(Cost $7,026,671)		13,459,100
Jordan 0.0%
Hikma Pharmaceuticals PLC (Cost $18,433)	555	9,005
Luxembourg 0.3%
ArcelorMittal*	2,657	68,792
Eurofins Scientific SE	45	28,440
Millicom International Cellular SA (SDR)	270	17,831
RTL Group SA*	147	11,143
SES SA (FDR)	1,290	28,290
Tenaris SA	2,007	28,501
(Cost $148,528)		182,997
Macau 0.1%
Sands China Ltd.	10,019	52,249
Wynn Macau Ltd.	6,381	17,266
(Cost $24,921)		69,515
Mexico 0.0%
Fresnillo PLC (Cost $11,265)	857	16,114
Netherlands 4.7%
ABN AMRO Group NV (CVA) 144A	1,734	52,041
Aegon NV	7,015	40,893
AerCap Holdings NV*	572	29,235
Akzo Nobel NV	989	91,306
Altice NV "A"*	1,958	39,324
Altice NV "B"*	424	8,487
ASML Holding NV	1,510	258,135
Boskalis Westminster NV	356	12,457
EXOR NV	435	27,631
Gemalto NV	363	16,241
Heineken Holding NV	472	44,374
Heineken NV	1,062	105,097
ING Groep NV	15,651	289,593
Koninklijke (Royal) KPN NV	14,047	48,291
Koninklijke Ahold Delhaize NV	5,150	96,442
Koninklijke DSM NV	725	59,442
Koninklijke Philips NV	3,741	154,614
Koninklijke Vopak NV	283	12,420
NN Group NV	1,260	52,859
NXP Semiconductors NV*	1,398	158,100
QIAGEN NV*	902	28,425
Randstad Holding NV	499	30,911
RELX NV	3,870	82,376
Royal Dutch Shell PLC "A"	18,045	543,707
Royal Dutch Shell PLC "B"	15,095	464,210
Wolters Kluwer NV	1,205	55,727
(Cost $1,651,792)		2,802,338
New Zealand 0.2%
Auckland International Airport Ltd.	3,804	17,685
Contact Energy Ltd.	2,743	10,903
Fletcher Building Ltd.	2,711	15,624
Mercury NZ Ltd.	2,647	6,471
Meridian Energy Ltd.	5,968	12,266
Ryman Healthcare Ltd.	1,760	11,787
Spark New Zealand Ltd.	7,230	19,064
(Cost $49,040)		93,800
Norway 0.7%
DnB ASA	3,915	78,987
Gjensidige Forsikring ASA	776	13,512
Marine Harvest ASA*	1,618	32,057
Norsk Hydro ASA	5,399	39,363
Orkla ASA	3,303	33,896
Schibsted ASA "A"	334	8,613
Schibsted ASA "B"	403	9,530
Statoil ASA	4,575	91,609
Telenor ASA	3,110	65,828
Yara International ASA	718	32,185
(Cost $158,868)		405,580
Portugal 0.2%
EDP - Energias de Portugal SA	9,807	36,938
Galp Energia, SGPS, SA	1,990	35,291
Jeronimo Martins, SGPS, SA	995	19,651
(Cost $56,704)		91,880
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	9,700	19,036
CapitaLand Commercial Trust (REIT)	8,000	9,764
CapitaLand Ltd.	10,725	28,364
CapitaLand Mall Trust (REIT)	9,670	14,263
City Developments Ltd.	1,500	12,547
ComfortDelGro Corp., Ltd.	9,500	14,587
DBS Group Holdings Ltd.	7,059	108,406
Genting Singapore PLC	23,995	20,739
Global Logistic Properties Ltd.	9,000	21,909
Golden Agri-Resources Ltd.	32,073	8,872
Hutchison Port Holdings Trust (Units)	24,500	10,537
Jardine Cycle & Carriage Ltd.	404	11,722
Keppel Corp., Ltd.	6,049	28,968
Oversea-Chinese Banking Corp., Ltd.	12,354	101,817
SATS Ltd.	2,500	8,496
Sembcorp Industries Ltd.	4,449	9,728
Singapore Airlines Ltd.	2,370	17,565
Singapore Exchange Ltd.	3,500	19,104
Singapore Press Holdings Ltd.	6,858	13,757
Singapore Technologies Engineering Ltd.	6,900	17,512
Singapore Telecommunications Ltd.	31,701	86,129
StarHub Ltd.	1,800	3,449
Suntec Real Estate Investment Trust (REIT)	9,800	13,481
United Overseas Bank Ltd.	5,122	88,857
UOL Group Ltd.	2,261	13,559
Wilmar International Ltd.	6,600	15,521
(Cost $370,342)		718,689
South Africa 0.1%
Mediclinic International PLC	1,519	13,221
Mondi PLC	1,460	39,216
(Cost $50,536)		52,437
Spain 3.4%
Abertis Infraestructuras SA	2,815	56,906
ACS, Actividades de Construccion y Servicios SA	903	33,523
Aena SME SA 144A	283	51,126
Amadeus IT Group SA	1,763	114,779
Banco Bilbao Vizcaya Argentaria SA	26,835	240,299
Banco de Sabadell SA	22,341	46,660
Banco Santander SA	64,671	451,514
Bankia SA	3,961	19,128
Bankinter SA	2,734	25,860
CaixaBank SA	14,401	72,267
Distribuidora Internacional de Alimentacion SA	2,576	15,051
Enagas SA	894	25,225
Endesa SA	1,330	30,039
Ferrovial SA	2,022	44,547
Gas Natural SDG SA	1,452	32,167
Grifols SA	1,225	35,728
Iberdrola SA	23,066	179,289
Industria de Diseno Textil SA	4,409	166,424
Mapfre SA	4,286	13,957
Red Electrica Corp. SA	1,719	36,171
Repsol SA	4,897	90,412
Siemens Gamesa Renewable Energy SA	944	12,344
Telefonica SA	18,386	200,017
(Cost $1,180,933)		1,993,433
Sweden 2.9%
Alfa Laval AB	1,187	29,016
Assa Abloy AB "B"	4,018	91,876
Atlas Copco AB "A"	2,705	114,771
Atlas Copco AB "B"	1,570	60,955
Boliden AB	1,090	36,945
Electrolux AB "B"	1,004	34,166
Essity AB "B"*	2,455	66,976
Getinge AB "B"*	118	2,213
Getinge AB "B"	831	15,586
Hennes & Mauritz AB "B"	3,823	99,170
Hexagon AB "B"	1,082	53,685
Husqvarna AB "B"	1,608	16,562
ICA Gruppen AB	339	12,752
Industrivarden AB "C"	686	17,392
Investor AB "B"	1,784	88,210
Kinnevik AB "B"	968	31,621
L E Lundbergforetagen AB "B"	177	14,160
Lundin Petroleum AB*	772	16,901
Nordea Bank AB	12,247	166,162
Sandvik AB	4,527	78,159
Securitas AB "B"	1,251	20,971
Skandinaviska Enskilda Banken AB "A"	6,112	80,580
Skanska AB "B"	1,455	33,753
SKF AB "B"	1,536	33,523
Svenska Handelsbanken AB "A"	5,986	90,387
Swedbank AB "A"	3,571	98,824
Swedish Match AB	771	27,090
Tele2 AB "B"	1,463	16,760
Telefonaktiebolaget LM Ericsson "B"	12,294	70,699
Telia Co. AB	10,791	50,893
Volvo AB "B"	6,176	119,233
(Cost $568,428)		1,689,991
Switzerland 8.7%
ABB Ltd. (Registered)	8,094	200,079
Adecco Group AG (Registered)	658	51,263
Baloise Holding AG (Registered)	211	33,407
Barry Callebaut AG (Registered)*	6	9,201
Chocoladefabriken Lindt & Spruengli AG	4	22,834
Cie Financiere Richemont SA (Registered)	2,120	193,963
Coca-Cola HBC AG (CDI)*	726	24,539
Credit Suisse Group AG (Registered)*	9,759	154,691
Dufry AG (Registered)*	140	22,261
EMS-Chemie Holding AG (Registered)	34	22,643
Ferguson PLC	1,012	66,419
Geberit AG (Registered)	143	67,727
Givaudan SA (Registered)	37	80,619
Glencore PLC*	49,271	225,712
Julius Baer Group Ltd.*	896	53,102
Kuehne + Nagel International AG (Registered)	216	40,073
LafargeHolcim Ltd. (Registered)* (a)	684	40,055
LafargeHolcim Ltd. (Registered)* (a)	1,125	65,849
Lonza Group AG (Registered)*	299	78,463
Nestle SA (Registered)	12,563	1,053,585
Novartis AG (Registered)	8,977	770,701
Pargesa Holding SA (Bearer)	167	13,891
Partners Group Holding AG	71	48,264
Roche Holding AG (Genusschein)	2,836	725,679
Schindler Holding AG	167	36,914
Schindler Holding AG (Registered)	92	19,807
SGS SA (Registered)	22	52,876
Sika AG (Bearer)	9	67,040
Sonova Holding AG (Registered)	208	35,326
STMicroelectronics NV	2,591	50,356
Straumann Holding AG (Registered)	35	22,506
Swatch Group AG (Bearer)	128	53,326
Swatch Group AG (Registered)	245	19,528
Swiss Life Holding AG (Registered)*	130	45,810
Swiss Prime Site AG (Registered)*	300	26,986
Swiss Re AG	1,292	117,183
Swisscom AG (Registered)	106	54,356
UBS Group AG (Registered)	14,764	252,768
Vifor Pharma AG	192	22,656
Zurich Insurance Group AG	611	186,544
(Cost $2,072,147)		5,129,002
United Kingdom 15.4%
3i Group PLC	3,948	48,302
Admiral Group PLC	792	19,275
Anglo American PLC	5,350	96,084
Antofagasta PLC	1,544	19,637
Ashtead Group PLC	2,034	49,083
Associated British Foods PLC	1,447	61,969
AstraZeneca PLC	5,098	339,805
Auto Trader Group PLC 144A	3,851	20,254
Aviva PLC	16,149	111,389
Babcock International Group PLC	1,172	13,006
BAE Systems PLC	12,800	108,502
Barclays PLC	68,570	177,541
Barratt Developments PLC	4,140	34,165
Berkeley Group Holdings PLC	526	26,212
BP PLC	79,305	507,171
British American Tobacco PLC	9,270	580,336
British Land Co. PLC (REIT)	3,875	31,301
BT Group PLC	34,008	129,242
Bunzl PLC	1,379	41,903
Burberry Group PLC	1,808	42,647
Capita PLC	2,758	20,887
Carnival PLC	786	50,010
Centrica PLC	21,999	55,164
CNH Industrial NV	4,185	50,308
Cobham PLC	9,411	18,363
Coca-Cola European Partners PLC	863	36,101
Compass Group PLC	6,349	134,612
ConvaTec Group PLC 144A	5,977	21,975
Croda International PLC	536	27,242
Diageo PLC	10,143	333,172
Direct Line Insurance Group PLC	5,863	28,576
Dixons Carphone PLC	4,491	11,644
easyJet PLC	761	12,411
Fiat Chrysler Automobiles NV* (a)	1,056	18,975
Fiat Chrysler Automobiles NV* (a)	3,242	58,064
G4S PLC	6,327	23,574
GKN PLC	7,230	33,504
GlaxoSmithKline PLC	19,812	395,130
Hammerson PLC (REIT)	3,281	23,614
Hargreaves Lansdown PLC	1,015	20,133
HSBC Holdings PLC	80,903	799,509
IMI PLC	1,053	17,522
Imperial Brands PLC	3,871	165,203
Inmarsat PLC	1,766	15,238
InterContinental Hotels Group PLC	737	38,985
International Consolidated Airlines Group SA	2,524	20,109
Intertek Group PLC	642	42,852
Intu Properties PLC (REIT)	3,367	10,402
Investec PLC	2,590	18,933
ITV PLC	14,710	34,440
J Sainsbury PLC	6,929	22,084
Johnson Matthey PLC	775	35,540
Kingfisher PLC	9,199	36,778
Land Securities Group PLC (REIT)	3,053	39,791
Legal & General Group PLC	23,240	81,002
Lloyds Banking Group PLC	288,946	262,529
London Stock Exchange Group PLC	1,253	64,332
Marks & Spencer Group PLC	6,877	32,624
Meggitt PLC	3,057	21,345
Merlin Entertainments PLC 144A	2,768	16,520
Micro Focus International PLC	1,753	56,127
National Grid PLC	13,918	172,478
Next PLC	604	42,596
Old Mutual PLC	19,667	51,177
Pearson PLC	3,437	28,180
Persimmon PLC	1,228	42,535
Provident Financial PLC	576	6,412
Prudential PLC	10,408	249,315
Randgold Resources Ltd.	377	36,808
Reckitt Benckiser Group PLC	2,692	245,684
RELX PLC	4,231	92,785
Rio Tinto Ltd.	1,665	87,109
Rio Tinto PLC	4,966	230,569
Rolls-Royce Holdings PLC*	6,641	78,994
Royal Bank of Scotland Group PLC*	14,604	52,562
Royal Mail PLC	3,557	18,320
RSA Insurance Group PLC	4,352	36,330
Schroders PLC	532	23,909
Segro PLC (REIT)	4,089	29,386
Severn Trent PLC	1,003	29,193
Sky PLC	4,115	50,430
Smith & Nephew PLC	3,498	63,201
Smiths Group PLC	1,641	34,693
SSE PLC	4,130	77,307
St. James's Place PLC	2,234	34,319
Standard Chartered PLC*	13,149	130,768
Standard Life Aberdeen PLC	10,963	63,672
Tate & Lyle PLC	1,807	15,699
Taylor Wimpey PLC	13,917	36,493
Tesco PLC*	32,902	82,544
The Sage Group PLC	4,300	40,292
The Weir Group PLC	859	22,619
Travis Perkins PLC	984	19,097
Unilever NV (CVA)	6,582	389,454
Unilever PLC	5,168	299,351
United Utilities Group PLC	2,701	30,941
Vodafone Group PLC	107,207	300,438
Whitbread PLC	754	38,066
WM Morrison Supermarkets PLC	9,435	29,620
Worldpay Group PLC 144A	7,987	43,584
WPP PLC	5,036	93,391
(Cost $5,389,935)		9,113,469
Total Common Stocks (Cost $28,936,409)		57,885,613
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	225	20,082
Fuchs Petrolub SE	280	16,592
Henkel AG & Co. KGaA	702	95,570
Porsche Automobil Holding SE	609	38,979
Schaeffler AG	795	12,826
Volkswagen AG	745	121,475
Total Preferred Stocks (Cost $109,927)		305,524
Right 0.0%
Singapore
CapitaLand Commercial Trust, Expiration Date 10/19/17* (Cost $0)	1,677	362
Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $422,522)	422,522	422,522
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $29,468,858)	99.1	58,614,021
Other Assets and Liabilities, Net	0.9	549,234
Net Assets	100.0	59,163,255

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	12/15/2017	10	418,610	422,648	4,037
FTSE 100 Index	GBP	12/15/2017	3	292,172	294,646	2,474
SPI 200 Index	AUD	12/21/2017	1	112,078	111,149	(929)
TOPIX Index	JPY	12/7/2017	1	147,754	148,856	1,102
Total net unrealized depreciation						6,684

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CHF	71,638	USD	75,103	12/20/2017	708	Goldman Sachs & Co.
AUD	8,496	USD	6,780	12/20/2017	122	Goldman Sachs & Co.
EUR	41,748	USD	50,000	12/20/2017	430	Bank of Montreal
HKD	54,689	USD	7,018	12/20/2017	3	Morgan Stanley
DKK	69,456	USD	11,220	12/20/2017	134	Goldman Sachs & Co.
USD	29,000	EUR	24,607	12/20/2017	218	Toronto-Dominion Bank
Total unrealized appreciation					1,615
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	40,000	EUR	33,584	12/20/2017	(123)	Bank of Montreal
USD	30,000	JPY	3,334,999	12/20/2017	(240)	BNP Paribas
EUR	42,274	USD	50,000	12/20/2017	(194)	Societe Generale
JPY	11,109,111	USD	99,000	12/20/2017	(132)	Toronto-Dominion Bank
USD	124,758	JPY	13,762,136	12/20/2017	(1,952)	Goldman Sachs & Co.
USD	20,000	HKD	155,845	12/20/2017	(9)	Morgan Stanley
USD	229,736	EUR	191,190	12/20/2017	(2,725)	Bank of New York
USD	26,334	SEK	210,140	12/20/2017	(408)	Goldman Sachs & Co.
USD	64,016	GBP	47,152	12/20/2017	(671)	Goldman Sachs & Co.
USD	23,000	JPY	2,554,451	12/20/2017	(205)	Citigroup, Inc.
USD	10,000	DKK	62,461	12/20/2017	(31)	Toronto-Dominion Bank
USD	10,000	GBP	7,404	12/20/2017	(54)	Societe Generale
USD	40,000	GBP	29,720	12/20/2017	(74)	Bank of Montreal
USD	40,000	AUD	50,814	12/20/2017	(180)	Citigroup, Inc.
Total unrealized depreciation					(6,998)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

At September 30, 2017 the Deutsche EAFE Equity Index Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Right
Financials	12,526,449	21.5%
Industrials	8,403,152	14.4%
Consumer Discretionary	7,112,125	12.2%
Consumer Staples	6,492,931	11.2%
Health Care	6,145,406	10.6%
Materials	4,567,868	7.8%
Information Technology	3,646,547	6.3%
Energy	2,923,673	5.0%
Telecommunication Services	2,370,004	4.1%
Real Estate	2,045,134	3.5%
Utilities	1,958,210	3.4%
Total	58,191,499	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,015,727	$6,801	$4,022,528
Austria	—	147,603	—	147,603
Belgium	—	686,650	—	686,650
China	—	11,208	—	11,208
Denmark	—	1,089,462	—	1,089,462
Finland	—	584,078	—	584,078
France	—	6,083,101	—	6,083,101
Germany	—	5,362,423	—	5,362,423
Hong Kong	23,324	1,927,007	—	1,950,331
Ireland	—	577,303	—	577,303
Israel	131,224	153,516	—	284,740
Italy	35,796	1,223,040	—	1,258,836
Japan	—	13,459,100	—	13,459,100
Jordan	—	9,005	—	9,005
Luxembourg	—	182,997	—	182,997
Macau	—	69,515	—	69,515
Mexico	—	16,114	—	16,114
Netherlands	187,335	2,615,003	—	2,802,338
New Zealand	—	93,800	—	93,800
Norway	—	405,580	—	405,580
Portugal	—	91,880	—	91,880
Singapore	—	718,689	—	718,689
South Africa	—	52,437	—	52,437
Spain	—	1,993,433	—	1,993,433
Sweden	—	1,689,991	—	1,689,991
Switzerland	—	5,129,002	—	5,129,002
United Kingdom	97,855	9,015,614	—	9,113,469
Preferred Stocks (d)	12,826	292,698	—	305,524
Right	—	362	—	362
Short-Term Investments	422,522	—	—	422,522
Derivatives (d)
Futures Contracts	7,613	—	—	7,613
Forward Foreign Currency Contracts	—	1,615	—	1,615
Total	$918,495	$57,697,953	$6,801	$58,623,249
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(929)	$—	$—	$(929)
Forward Foreign Currency Contracts	—	(6,998)	—	(6,998)
Total	$(929)	$(6,998)	$—	$(7,927)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended September 30, 2017, the amount of the transfers between Level 2 and Level 1 was $18,773.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (347,886)	$ —
Foreign Exchange Contracts	$ —	$ (5,383)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE® Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017